Balances and Transactions with Interested and Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Interested and Related Parties [Abstract]
Schedule of Balances with Interested and Related Parties	Balances with interested and related parties:
	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	200	18
Loan		66
	For details see	Controlling shareholder	Key management personnel
	Note	USD in thousands

Other accounts payable	15	40	25

	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	223	18
Highest balance of current debts during the year	-	66	-
	For details see	Controlling shareholder	Key management personnel
	Note	USD in thousands

Other accounts payable	15	40	25
Highest balance of current debts during the year	-	0	-

Schedule of Salaries and Benefits to Interested and Related Parties	Salaries and benefits to interested and related parties:
	Year ended December 31,
	2023	2022	2021
	USD in thousands
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment (1)	132	-	-
Fees of directors not employed by the Company including cost of share-based payment (7)	566	312	289
Salary and related benefits to formerly Deputy CEO including cost of share-based payment (2)	811	3,872	1,571
Salary and related benefits to the former VP Human Resources including cost of share-based payment (4)	28	1,140	544
Salary and related benefits to formerly Chairman of the Board including cost of share-based payment (3) (6)	-	2,355	832
Salary and related benefits to formerly Deputy CEO and COO including cost of share-based payment (5) (6)	-	1,777	803
	1,537	9,456	4,039
(1)	Relates to the cost of employment of Mr. Noah Hershkovitz, director of the Company as of October 3, 2023 and CEO of the Company as of December 4, 2023.
(2)	Relates to the cost of employment of Mr. Uzi Moskowitz director and former CEO in the Company, who no longer serves as the CEO of Company since December 4, 2023. and Eyal Moshe former director and former CEO of the Company who is also controlling shareholder in the Company, excluding any misappropriates expenses. Mr. Moshe ceased his role as CEO on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses.
(3)	Relates to the cost of employment of Dr. Zigmund Bluvband, formerly the Chairman of the Company’s Board. Dr. Zigmund no longer works at the Company since April 30, 2022.
(4)	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1e. Ms. Bitan resigned in February 2023.
(5)	Relates to the cost of employment of Mr. Dotan Moshe, former Deputy CEO and COO in the Company, who is also the son-in-law of Dr. Zigmund Bluvband. Mr. Dotan no longer works at the Company since May 15, 2022. In February 2023 he began consulting the Company.
(6)	Key management personnel.
(7)	Other interested and related parties.
*	The salary and related benefits amounts including the additional expenses of the extension in 2022 of the expiry date of options as detailed in note 18f.

Schedule of Transactions with Interested and Related Parties	Transactions with interested and related parties:
	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	141	829	566	1,537
	141	829	566	1,537
	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	5,012	4,132	312	9,456
	5,012	4,132	312	9,456